ACCRUED AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY
ACCRUED AND OTHER LIABILITIES [Abstract]
Advanced from disposal of subsidiaries		135,000	[1]		[1]
Business tax, VAT and others		71,200		69,950
Payable balance with indemnity by Xihua Group		49,800		49,800
Accrual for rental		43,431		38,473
Payable to Zhenjiang Foreign Language School		36,770		36,770
Accrued payroll and welfare		33,156		45,265
Professional service fees payable		21,841		39,231
Current portion of consideration payable for acquisitions		15,927		14,354
Accrued Interest Payable		11,613		7,595
Receipt in advance		7,504		6,506
Amounts due to cooperating partners		5,374		15,116
Due to former owners		1,254	[2]	5,747	[2]
Others		53,764		41,993
Total	$ 78,431	486,634		370,800

[1]	The balance represented a deposit related to the disposal of Jinghan Group as part of the net consideration.
[2]	The balance included the amounts due to former owners of subsidiaries who were no longer classified as the Group's related parties (See Note 23).